FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Measurement
Schedule of Fair Value of Financial Instruments
	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
	U.S. dollars in thousands
As of June 30, 2020:
Trade and other payable	-	1,385	1,385
Warrants to purchase ordinary shares (level 1) (1)	560	-	560
Warrants to purchase ordinary shares (level 3) (2)	1,790	-	1,790
	2,350	1,385	3,735
As of December 31, 2019:
Trade and other payable	-	1,704	1,704
Warrants to purchase ordinary shares (level 1) (1)	266	-	266
Warrants to purchase ordinary shares (level 3) (2)	2,178	-	2,178
	2,444	1,704	4,148

(1)	Tradable warrants presented above are valuated based on the market price (a level 1 valuation) as of June 30, 2020.

(2)
Warrants to purchase ordinary shares issued in December 2019 and February 2020 presented are valuated based on the Monte-Carlo pricing model (a level 3 valuation). As of June 30, 2020 the fair value of one warrant is $0.59-$0.62.

Schedule of Main Assumptions Used
The main assumptions used are as follows:
June 30
2020
Price per share	$1.84
Volatility	67%
Expected term (years)	2.5-2.7
Risk free interest rate	0.16%-0.18%
Expected dividend	0%